SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Foreign currency translation

Foreign currency translation

The Group uses Hong Kong Dollar (“HK$”) as its reporting currency. The functional currency of the Company in British Virgin Islands is United States Dollar (“US$”) and the Company’s subsidiaries in Hong Kong is HK$, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the year in which they occur.

Convenience translation

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of operations and consolidated statements of cash flows from HK$ into US$ as of and for the year ended December 29, 2023 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.8109, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include impairment assessment on long-term investment. Actual results may differ from these estimates.

Cash

Cash

Cash mainly represent cash at bank and demand deposits which have original maturities less than three months and are unrestricted as to withdrawal or use. As of December 31, 2023 and 2022, the Group did not have any cash equivalents. The Group maintains bank accounts in Hong Kong.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Accounts receivable

Accounts receivable

Accounts receivable are stated at the original amount less an allowance for credit losses.

Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. On January 1, 2023, the Company adopted ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, replacing the previous incurred loss impairment model, which makes allowances when there is substantial doubt as to the collectability and a loss is determined to be probable.

The Group adopts the current expected credit loss model (“CECL model”) to estimate the expected credit losses, which is determined by multiplying the probability of default. In determining the probability of default, the Group mainly considers factors such as aging schedule of receivables, migration rate of receivables, assessment of receivables due from specific identifiable counter-parties that are considered at risk or uncollectible, current market conditions, as well as reasonable and supportable forecasts of future economic conditions. The Group concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on accumulated deficits as of January 1, 2023. Accounts receivable balances are written off after all collection efforts have been exhausted.

Accounts receivable mainly represent amounts due from clients for corporate finance services which are recorded net of allowance for the Group’s credit losses. The group does not grant credit terms to the clients. Under ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), the Group adopted the expected loss approach using macroeconomic forecasts, referred to as a current expected credit losses (“CECL”) methodology. The allowance for credit losses reflects the Group’s estimated expected losses. The Group estimates the allowance for credit losses, mainly based on past collection experience as well as consideration of current and future economic conditions and changes in the Group’s collection trends. The Group estimates the expected credit losses for accounts receivable with similar risk characteristics on a pool basis. For each pool, the Group first estimates its recovery period based on relevant historical accounts receivable collection information. Then the Group estimates the credit allowances based on the recovery period, the historical distribution of each aging bucket, and the impact of macroeconomic factors. Accounts receivable are written off when there is no reasonable expectation of recovery. Subsequent recoveries of amounts previously written off are credited against the same line item. As of December 31, 2023 and 2022, the allowance for credit losses was nil.

Deposits and prepayments

Deposits and prepayments

Deposits and prepayments are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2023 and 2022, management believes that the Group’s prepayments and deposits are not impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	1 – 3 years

Furniture and fixtures	3 years

Motor vehicles	5 years

Leasehold improvements	Over the shorter of the lease term or estimated useful life

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Group also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Group recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended December 31, 2023, 2022 and 2021, no impairment of long-lived assets was recognized.

Long-term investment

Long-term investment

ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative.

Equity Investments with Readily Determinable Fair Values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments without readily determinable fair values

After the adoption of this new accounting standard, the Group elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts shall be made to identify price changes that are known or that can reasonably be known.

Derivative investment

ASC 815-10, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts. ASC 815-10 generally requires an entity to recognize all derivatives as either assets or liabilities, and to measure those investments at fair value. The Group evaluates its investments to determine if investments have derivative or contain certain features that qualify as embedded derivatives. When applicable, the Group follows ASC 815-10 and re-valued any derivative instruments for fair value at each reporting date.

Contract liabilities

Contract liabilities

The Group bills its clients based upon contractual schedules. The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Contract liabilities represent the upfront payments received upon signing of the contract for initial public offering/independent financial advisory/financial advisory services and advances from clients related to compliance advisory services. Advance payments in excess of related accounts receivable are presented as contract liabilities on the consolidated balance sheets.

Lease

Lease

The Group is a lessee of non-cancellable operating leases for corporate office premise. The Group determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the leases commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date. The Group generally uses the base, non-cancellable lease term in calculating the right-of-use assets and liabilities.

The Group may recognize the lease payments in the consolidated statements of operations on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The lease standard provides practical expedients for an entity ongoing accounting. The Group elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Group is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Group did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

The Group evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended December 31, 2023, 2022 and 2021, the Group did not have any impairment loss against its operating lease right-of-use assets.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Fair value of financial instruments

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash, accounts receivable, interest receivables, other receivables from related parties, other payables to related parties, and accruals and other payables approximate their fair values because of their generally short maturities.

The following tables present information about the Group’s assets that were measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicate the fair value hierarchy of the valuation techniques the Group utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices	Other	Other
		In Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	HK$	HK$	HK$	HK$
Assets: -
Non-marketable equity securities	38,647,738	—	—	38,647,738

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

		Quoted	Significant	Significant
		Prices	Other	Other
		In Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
	HK$	HK$	HK$	HK$
Assets: -
Non-marketable equity securities	14,500,000	—	—	14,500,000

The Group’s non-marketable equity securities are investments in privately held companies, which are without readily determinable market values and are classified as Level 3, due to the absence of quoted market prices, the inherent lack of liquidity and the fact that inputs used to measure fair value are unobservable and require management’s judgment.

Fair value estimates are made at a specific point in time based on relevant market information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Revenue recognition

Revenue recognition

The Group applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all periods presented.

The five-step model defined by ASC 606 requires the Group to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts, and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

The Group has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Group elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects that, upon the inception of revenue contracts, the period between when the Group transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Group elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.

The Group is a financial services provider in Hong Kong which principally engages in the provision of corporate finance advisory services and underwriting services. The service offerings mainly comprise the following:

The Group’s principal revenue stream includes:

1.	IPO sponsorship services: The Group acts as sponsors to companies pursuing listing on the Main Board of the Stock Exchange and GEM of the Stock Exchange advising and guiding them throughout the listing process in return for sponsor’s fee.

The Group enters into a distinct contract with its clients for the provision of IPO sponsorship services. The revenues generated from IPO sponsorship services are generally based on the fixed fee billing arrangements that require the clients to pay a pre-established fee in exchange for a predetermined set of professional services. The clients agree to pay a fixed fee by instalments over the contract terms as specified in the service agreements. The IPO sponsorship services include assisting the client to engage different professional parties for its IPO, carrying out due diligence, preparation of and reviewing prospectus and other submission documents including accountants’ report, legal opinions and profit and cash flow forecast memorandum, assessing the suitability of listing of the client, and advising on reorganization, assisting in preparation of roadshow materials and attending hearing for the listing application. There are generally three performance obligations for IPO sponsorship services while fee is paid by the Group’s clients by instalments subject to each milestone being achieved as stated in the contract.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The Group allocates the transaction price to each performance obligation based on the best estimate of relative standalone selling price for each performance obligation identified in the contract. The Group utilizes key assumptions to determine the standalone selling price, which may include other comparable transactions, pricing considered in negotiating the transaction, market conditions, project complexity, customer demographics and the estimated costs. Generally, the standalone selling prices for each performance obligation of the Group’s IPO sponsorship services are reasonably consistent across customers (that is, not highly variable), standalone selling price estimates are derived from considering the Group’s pricing history and expected cost plus a margin approach.

The entire service fee from clients are non-refundable and the Group is entitled to receive upfront payment upon signing the contract. As the preparation stage of a listing application involves a series of tasks which are interrelated and are not separable or distinct as the Group’s clients cannot benefit from any standalone task, the Group concludes the stage of submission of listing application as the first performance obligation and recognizes the revenue from upfront payment and fee received upon submission of listing application together at the time of submission of listing application. For projects which the Group receives upfront payment upon signing the contract but no listing application is submitted by the expiry of the contract, the Group recognizes revenue from the upfront payment at the lapse of contract.

For service fee received upon attending the listing hearing of the Stock Exchange for the listing application, which is distinct and regarded as the second performance obligation by the Group, revenue are recognized by the Group at the date the hearing is held and the Group has an enforceable right to payment for such performance.

For service fee received upon listing, which is the third performance obligation of IPO sponsorship services, revenue is recognized upon completion of the IPO, which is evidenced by listing of the clients on the Stock Exchange.

In some cases, the Group is entitled to the discretionary bonus only upon listing, amount of which is to be decided by the clients. The Group accounts for the discretionary bonus as variable consideration. The amount of such variable consideration should not be included in the transaction price, since it is not probable that a significant reversal of cumulative revenue recognized will occur resulting from a change in estimate of the consideration the Group will receive upon client's listing. The Group will recognize the revenue of the discretionary bonus at each reporting date when the uncertainty is resolved. During the year ended December 31, 2023, the Group received HK$1,500,000 (US$192,039) of discretionary bonus.

2.	IFA services: The Group acts as an independent financial advisor to give opinions or recommendations to the independent board committee and independent shareholders of the listed companies, in return for advisory fee.

The Group enters a distinct contract with its clients for the provision of IFA services. The Group’s IFA services include (i) conducting reviews and analyses on the proposed transactions and assessing the fairness and reasonableness of the terms of the proposed transactions; (ii) issuing our opinion, in the form of an IFA letter, to the independent board committee and/or independent shareholders of listed issuers with voting recommendations, which are incorporated in the circulars pursuant to the Listing Rules, the GEM Listing Rules and the Takeovers Code; and (iii) obtaining the necessary clearance in relation to our opinion letters from the Stock Exchange and/or the SFC.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The entire service fee from clients are non-refundable and the Group is entitled to receive upfront payment upon signing the contract. As the IFA services involve a series of tasks which are interrelated and are not separable or distinct as the Group’s clients cannot benefit from any standalone task, the Group concludes that the IFA services to be accounted for as a single performance obligation. The entire transaction prices of IFA services are allocated to a single performance obligation and the fees received upon signing the contract and upon issuance of circular which contains IFA letter, is recognized at the point the issue of circular on the Stock Exchange because it is the time that the scope of work for acting as an IFA such as carrying out due diligence, preparation of IFA letter to independent board committee and independent shareholders, and replying to queries from the Stock Exchange and/or the SFC are completed. For projects which are terminated or lapsed at expiry of contracts, the revenue from the upfront fee is recognized at the time of termination or lapse of contracts.

3.	FA services: The Group acts as a financial advisor (i) to clients to advise them on the terms and structures of the proposed transactions, and the relevant implications and compliance matters under the Hong Kong regulatory framework including the Listing Rules, the GEM Listing Rules and the Takeovers Code; and (ii) to clients pursuing listing on other stock exchange.

The Group enters a distinct contract with its clients for the provision of FA services. The scope of work under FA services can vary from project to project and generally involves a series of tasks which are interrelated and are not separable or distinct as the Group’s clients cannot benefit from any standalone task. Therefore, the entire transaction prices of FA services are generally allocated to a single performance obligation.

The entire service fee from clients are non-refundable and the Group is entitled to receive upfront payment upon signing the contract. Revenue from upfront payment and other installments is recognized based on the point in time either (a) at the time of completion; or (b) lapse of the FA contract.

For FA services to clients pursuing listing on other stock exchange, the Group enters into a distinct contract with its clients. The revenues are generally based on the fixed fee billing arrangements that require the clients to pay a pre-established fee in exchange for a predetermined set of professional services. The clients agree to pay a fixed fee by instalments over the contract terms as specified in the service agreements. The FA services include assisting the client to engage different professional parties for its listing exercise, advising on reorganization, financial reporting, internal control and legal and compliance, advising on the market position of the Group, coordinating roadshow and marketing activities. There are generally three performance obligations while fee is paid by the Group’s clients by instalments subject to each milestone being achieved as stated in the contract.

The entire service fee from clients are non-refundable and the Group is entitled to receive upfront payment upon signing the contract. As the preparation stage of a listing application involves a series of tasks which are interrelated and are not separable or distinct as the Group’s clients cannot benefit from any standalone task, the Group concludes the stage of submission of listing application as the first performance obligation and recognizes the revenue from upfront payment and fee received upon submission of listing application together at the time of submission of listing application. In some cases, the payment upon signing of the contract is for FA services (i) up to a time limit (which is stated in the contract); or (ii) upon the submission of a listing application, whichever is earlier. In the case when the time is reached without a submission of listing application being made, the Group concludes this time as the first performance obligation and recognizes revenue from upfront payment and fee received accordingly. For projects which the Group receives upfront payment upon signing the contract but no listing application is submitted by the expiry of the contract, the Group recognizes revenue from the upfront payment at the lapse of contract.

For service fee received upon listing, which is the third performance obligation, revenue is recognized upon completion of the FA service, which is evidenced by listing of the clients.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

4.	CA services: The Group acts as a compliance advisor to the listed companies on the Main Board or GEM and advise them on post-listing compliance matters in return for compliance advisory fee.

The Group enters a distinct contract with its clients for the provision of CA services. The Group concludes that each monthly CA service (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the Group concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the clients each month. That is, the benefit consumed by the clients is substantially similar for each month, even though the exact volume of services may vary. Therefore, the Group concludes that the monthly CA services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. There is no variable consideration, significant financing components or noncash consideration in the contracts. Accordingly, based on the output methods, the Group recognizes revenues from CA services on a monthly basis when it satisfies its performance obligations throughout the contract terms. There is no contract asset that the Group has right to consideration in exchange for its CA services that the Group has transferred to its clients. Such right is not conditional on something other than the passage of time.

5.	Corporate services: The Company acts as a consultant to clients to advise them on the company secretarial and accountancy matter, in return for advisory fee.

The Group enters a distinct contract with its clients for the provision of corporate services. The Group concludes that each monthly corporate service (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the Group concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the clients each month. That is, the benefit consumed by the clients is substantially similar for each month, even though the exact volume of services may vary. Therefore, the Group concludes that the monthly corporate services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. There is no variable consideration, significant financing components or noncash consideration in the contracts. Accordingly, based on the output methods, the Group recognizes revenues from corporate services on a monthly basis when it satisfies its performance obligations throughout the contract terms. There is no contract asset that the Group has right to consideration in exchange for its corporate services that the Group has transferred to its clients. Such right is not conditional on something other than the passage of time.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Revenue:
IPO Sponsorship services	6,775,000	1,600,000	4,500,000	576,119
FA and IFA services	4,927,550	5,035,000	7,105,000	909,626
Corporate services	—	—	200,000	25,605
CA services	5,168,198	4,563,252	1,987,030	254,391
	16,870,748	11,198,252	13,792,030	1,765,741

Revenue disaggregated by timing of revenue recognition for 2023, 2022 and 2021 is disclosed in the table below:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Point in time	11,702,550	6,635,000	11,605,000	1,485,744
Over time	5,168,198	4,563,252	2,187,030	279,997
	16,870,748	11,198,252	13,792,030	1,765,741

The Group also selected to apply the practical expedients allowed under ASC Topic 606 to omit the disclosure of remaining performance obligations for contracts with an original expected duration of one year or less. As of December 31, 2023 and 2022, all contracts of the Group were with an original expected duration within one year.

Other income

Other income

Interest income is mainly generated from savings and time deposits and short-term loans to a company, and is recognized on an accrual basis using the effective interest method.

In 2022, the Group successfully applied for funding support from the Employment Support Scheme (“ESS”) under the Anti-epidemic Fund, set up by the Hong Kong Government, to provide financial support to enterprises to retain their employees who may otherwise be made redundant and to retain their current employees or even employ more staff when the business revives as soon as the epidemic situation permits.

For 2022 ESS, the wage subsidies provided to eligible employers under ESS are disbursed in four tranches: (i) the first tranche of 100% subsidies were used for paying wages of employees in May 2022; (ii) the second tranche of 100% subsidies for paying wages of employees in June 2022; (iii) the third tranche of 70% of subsidies for paying wages of employees in July 2022; and (iv) the fourth tranche of 30% of subsidies for paying wages of employees in July 2022 after deducting subsidies to be returned to the Government and penalties to be paid (if any).

If an employer fails to use all the subsidies received to pay the wages of his/her employees, the Hong Kong Government will claw back the unspent balance of the subsidy. If the total number of employees on the payroll in any one month of the subsidy period is less than the “committed headcount of paid employees”, the employer will have to pay a penalty to the Hong Kong Government.

For the years ended December 31, 2023, 2022 and 2021, the Group recognized government grants of nil, HK$216,000 and nil, respectively, net in the consolidated statements of operations. As confirmed by the ESS, GCL is not required to return any subsidiary or pay any penalty to the Hong Kong Government. There was no unfulfilled conditions nor other contingencies attached to the ESS funding. No such government grant was incurred in 2021 and 2023.

Employee benefits

Employee benefits

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (US$3,841).

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

During the years ended December 31, 2023, 2022 and 2021, the total amount charged to the consolidated statements of operations in respect of the Group’s costs incurred on the Mandatory Provident Fund Scheme were HK$282,650 (US$36,186), HK$317,758 and HK$421,292, respectively.

Income tax

Income tax

MEGL is not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by MEGL and the Company’s subsidiaries in Hong Kong to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

GCL, GIL, MEIL, GCSL and GFHL are incorporated in and carry trade and business in Hong Kong and are subject to Hong Kong profits tax under Inland Revenue Department Ordinance. In general, the Inland Revenue Department of Hong Kong has up to seven years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2017 to 2023 of the Company’s Hong Kong subsidiaries remain open to examination by the taxing jurisdictions.

The charge for taxation is based on actual results for the year as adjusted for items that are non-assessable or disallowed; and it is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The Group is not currently subject to tax in the British Virgin Islands.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2023, 2022 and 2021, and there are no significant unrecognized uncertain tax positions as of December 31, 2023 and 2022.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

Segment reporting

The Group operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The Group’s chief operating decision maker (“CODM”) is the Chairman. The Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group generates substantially all of its revenues from clients in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in Hong Kong.

Earnings (loss) per Share

Earnings (loss) per Share

The Group computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Credit risk

Credit risk

Assets that potentially subject the Group to a significant concentration of credit risk primarily consist of cash, accounts receivable and other current assets.

The Group believes that there is no significant credit risk associated with cash, which were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$500,000 (approximately US$64,013) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2023, cash balance of HK$92,407,813 (US$11,830,623) was maintained at financial institutions in Hong Kong and an aggregate of HK$2,022,039 were insured by the Hong Kong Deposit Protection Board.

The Group has designed their credit policies with an objective to minimize their exposure to credit risk. The Group’s accounts receivable are short term in nature and the associated risk is minimal. The Group conducts credit evaluations on its clients and generally does not require collateral or other security from such clients. The Group periodically evaluates the creditworthiness of the existing clients in determining an allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2021	2021	2022	2022	2023	2023	2023	2023
	HK$		HK$		HK$		US$
Customer A	—	—	—	—	1,600,000	11.6%	204,842	11.6%
Customer B	—	—	—	—	1,400,000	10.2%	179,237	10.2%
Customer C	2,175,000	12.9%	—	—	—	—	—	—
Customer D	2,950,000	17.5%	—	—	—	—	—	—
Customer E	—	—	1,600,000	14.3%	3,900,000	28.3%	499,302	28.3%
Customer F	—	—	1,500,000	13.4%	—	—	—	—
	5,125,000	30.4%	3,100,000	27.7%	6,900,000	50.1%	883,381	50.1%

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,		As of December 31,		As of December 31,		As of December 31,
	2021	2021	2022	2022	2023	2023	2023	2023
	HK$		HK$		HK$		US$
Customer A	—	—	—	—	842,496	36.6%	107,862	36.6%
Customer B	—	—	—	—	819,940	35.6%	104,974	35.6%
Customer C	1,385,893	26.8%	336,403	16.9%	—	—	—	—
Customer D	800,000	15.4%	—	—	—	—	—	—
Customer E	750,000	14.5%	—	—	—	—	—	—
Customer F	—	—	600,000	30.2%	—	—	—	—
Customer G	—	—	500,000	25.1%	—	—	—	—
	2,935,893	56.7%	1,436,403	72.2%	1,662,436	72.2%	212,836	72.2%

Interest rate risk

Interest rate risk

The Group’s exposure on fair value interest rate risk mainly arises from its fixed deposits with bank. It also has exposure on cash flow interest rate risk which is mainly arising from its deposits with banks.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by the Group, such as cash, at the end of the reporting period, the Group is not exposed to significant interest rate risk as the interest rates of cash at bank are not expected to change significantly.

Foreign currency risk

Foreign currency risk

The Group is exposed to foreign currency risk primarily through service income that are denominated in a currency other than the functional currency of the operations to which they relate. The currencies giving rise to this risk are primarily United States dollars (US$). As HK$ is currently pegged to US$, the Group’s exposure to foreign exchange fluctuations is minimal.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The requirements in ASU 2023-09 will be effective for public companies for fiscal year beginning after December 15, 2025. The Group has not early adopted this update and it will become effective on January 1, 2026. The Group does not expect any material impact on the Group’s consolidated financial statements.

In March 2023, the FASB has issued ASU 2023-01, Leases (Topic 842): Common Control Arrangements, which amends certain provisions of ASC 842 that apply to arrangements between related parties under common control. Specifically, the ASU offers private companies, as well as not-for-profit entities that are not conduit bond obligors, a practical expedient that gives such entities the option of using the written terms and conditions of a common-control arrangement when determining (1) whether a lease exists and (2) the subsequent accounting for the lease, including the lease’s classification. In addition, the ASU amends the accounting for leasehold improvements in common-control arrangements for all entities. ASU 2023-01 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Group has not early adopted this update and it will become effective on January 1, 2024. The Group does not expect any material impact on the Group’s consolidated financial statements.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments — Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments — Credit Losses — Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-02 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. The Group has adopted since January 1, 2023 and the adoption of this ASU did not have a material impact on the Group’s consolidated financial statements.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of operations and statements of cash flows.